UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23217

City National Rochdale Select Strategies Fund

(Exact name of registrant as specified in charter)

________

400 Park Avenue

New York, New York 10022

(Address of principal executive offices) (Zip code)

Don Andrews

City National Rochdale, LLC

400 Park Avenue

New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: January 31, 2019

Date of reporting period: April 30, 2019

Item 1. Schedule of Investments.

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Schedule of Investments

April 30, 2019 (Unaudited)

City National Rochdale Select Strategies Fund

Description	Cost (000)	Value (000)

Structured Investments Equity Linked Notes [65.2%]*†‡
Earthquake[2.8%]
Delancey Segregated Account	$2,349	$2,512
Efficiency[26.3%]
Broadway Segregated	11,056	10,841
Hollywood Segregated	12,163	12,496
Total Efficiency		23,337
Frequency[9.1%]
Atlantic Segregated Account	2,311	2,531
Jay Segregated Account	313	8
Ocean Segregated Account	2,041	2,310
Park Segregated Account (A)	2,198	2,335
Sunset Segregated Account	781	850
Total Frequency		8,034
Multi Peril[6.9%]
Carmelia Segregated Account	2,353	2,591
Nassau Segregated Account	2,073	2,337
Venice Segregated Account	1,137	1,230
Total Multi Peril		6,158
Non-Florida[2.1%]
Lexington Segregated	2,122	1,846
Opportunistic[3.8%]
Elevado Segregated Account	2,179	2,352
Trinity Segregated Account	846	990
Total Opportunistic		3,342
Wind[14.2%]
Fulton Segregated Account	1,563	1,811
Glendale Segregated Account	2,316	2,510
King Segregated Account	2,369	2,680
Madison Segregated Account	1,908	2,030
Rodeo Segregated Account	824	1,027
Wilshire Segregated Account	2,251	2,500
Total Wind		12,558
Total Structured Investments
(Cost $55,152)		57,787
Total Investments [65.2%]
(Cost $55,152)		$57,787

Percentages are based on Net Assets of $88,684 (000).

*	Non-income producing securities

†	Securities considered illiquid. The total value of such securities as of April 30, 2019, was $57,787 (000) and represented 65.2% of the Net Assets of the Fund.

‡	Securities considered restricted. The total value of such securities as of April 30, 2019, was $57,787 (000) and represented 65.2% of the Net Assets of the Fund. For each restricted security there are various acquisition dates. It is the Fund’s intent to continue to periodically invest in restricted securities.

(A)	Level 3 security in accordance with Fair value Hierarchy.

Equity linked notes with a fair value of $2,335 (000), were valued using the Special Purpose Entities NAV adjusted for industry loss data provided by independent third-party assessor applied to certain contracts within the Special Purpose Entities that were impacted by aforementioned data and were considered Level 3, in accordance with authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

The following is a summary of the inputs used as of April 30, 2019 when valuing the Fund’s investments (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Linked Securities*	$-	$-	$2,335	$57,787
Total Investments in Securities	$-	$-	$2,335	$57,787

*	As of April 30, 2019, structured investments in equity linked notes with a fair value of $55,452 (000) are valued using the Special Purpose Entities Net Asset Value (NAV) as a practical expedient and are not required to be classified in the fair value hierarchy.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value as of April 30, 2019 (000):

Equity Linked Notes

Beginning balance as of February 1, 2019	$2,123
Transfers into Level 3	—
Transfers out of Level 3	—
Net purchases	—
Change in unrealized appreciation	212
Ending balance as of April 30, 2019	$2,335
Net change in unrealized appreciation attributable to Level 3 securities held at April 30, 2019	$212

For the period ended April 30, 2019, there were transfers from Level 3 to Level 2 assets and liabilities due to availability of observable inputs to determine fair value.

For the period ended April 30, 2019, there were transfers from Level 2 to Level 3 assets and liabilities due to the availability of observable inputs to determine fair value.

Unobservable inputs included original transaction price, losses from severe weather events, other natural and non-natural catastrophes and insurance and reinsurance premiums. Significant decreases in premiums or increases in losses related to severe weather or other natural or non-natural catastrophes in isolation would result in a significantly lower fair value measurement.

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

April 30, 2019 (Unaudited)

City National Rochdale Select Strategies Fund

A summary of the Segregated Accounts that the Fund holds in the NB RE, Ltd. Portfolio are summarized as follows:

Description	Status	Maturity Range	Market Value of NB RE, Ltd. (000)*
Earthquake
Delancey			44,038
United States
4 Contracts	Live	7/2018 - 12/2019
7 Contracts	Matured	8/2017 - 1/2019
Efficiency
Broadway			176,092
North America, Europe, Australia, Japan
39 Contracts (6 cat bonds)	Live	12/2018 - 1/2022
North America, Europe, Japan
47 Contracts (5 cat bonds)	Matured	12/2017 - 4/2019
United States - Texas, Florida
5 Contracts	Triggered	12/2017 - 12/2018
Hollywood			216,168
North America, Europe, Australia
37 Contracts (5 cat bonds)	Live	12/2018 - 5/2022
North America, Europe, Japan
52 Contracts (10 cat bonds)	Matured	11/2017 - 4/2019
United States - Texas, Florida
4 Contracts	Triggered	12/2017 - 12/2018
Frequency
Atlantic			44,236
United States
2 Contracts (1 cat bond)	Live	12/2018 - 7/2022
4 Contracts (1 cat bond)	Matured	12/2017 - 12/2018
Jay			1,276
United States
1 Contract	Live	6/2019
1 Contract	Triggered	4/2018
Ocean			32,668
North America
4 Contracts	Live	9/2018 - 12/2019
8 Contracts (2 cat bonds)	Matured	9/2017 - 12/2018
Park			38,647
North America
4 Contracts	Live	12/2018 - 12/2019
United States
4 Contracts	Matured	12/2017 - 12/2018
United States
1 Contract	Triggered	12/2018
Sunset			15,096
United States
2 Contract	Live	12/2018 - 12/2019
1 Contract	Matured	12/2018
Multi Peril
Carmelia			45,264
United States, Japan, Europe, Australia, New Zealand
3 Contracts	Live	12/2019
5 Contracts (1 Cat Bond)	Matured	12/2017 - 1/2019
Nassau			32,982
United States
5 Contracts (1 Cat Bond)	Live	2/2019 - 1/2022
4 Contracts	Matured	12/2017 - 2/2019
Venice			21,616
United States
4 Contract	Live	6/2019 - 2/2020
1 Contract	Matured	7/2018
Non-Florida
Lexington			25,739
United States
2 Contracts	Live	7/2019 - 12/2019
United States, Japan
3 Contracts	Matured	12/2017 - 12/2018
United States
1 Contract	Triggered	5/2018
Opportunistic
Elevado			34,311
United States
2 Contracts	Live	12/2019
4 Contracts	Matured	12/2017 - 12/2018
United States - Florida
1 Contract	Triggered	12/2017
Trinitiy			17,740
United States
2 Contract	Live	12/2019
2 Contracts	Matured	12/2017 - 12/2018
Wind
Fulton			30,066
United States - Florida
1 Contract	Live	12/2019
3 Contracts	Matured	11/2017 - 12/2018
Glendale			43,737
United States
3 Contracts	Live	6/2019 - 12/2019
3 Contracts	Matured	12/2017 - 12/2018
King			39,802
United States
3 Contracts	Live	6/2019 - 12/2019
5 Contracts	Matured	12/2017 - 5/2019
Madison			35,366
United States
2 Contract	Live	7/2019 - 3/2020
4 Contracts	Matured	11/2017 - 1/2019
Rodeo			18,071
United States, Japan, Europe
2 Contracts	Matured	12/2018
Wilshire			43,785
United States
3 Contracts	Live	5/2019 - 6/2019
3 Contracts	Matured	12/2017 - 5/2019

Disclosures

*	During the period from January 31, 2019 – April 30, 2019, the fund owned between 2.1% and 5.3% of the assets represented in the Iris Reinsurance, Ltd. Portfolio.

Earthquake — Predominately exposed to damage incurred by earthquakes

Efficiency — Exposure to both industry loss warranties and catastrophe bonds

Frequency — Exposure to contracts that are triggered by multiple events or loss window

Live — Contract is currently in force

Matured —Contract was in force until agreed upon termination date

Multi Peril — Exposure to contracts with multiple perils

Non-Florida — Exposure to contracts with no Florida exposure

Opportunistic — Exposure to contracts with opportunistic deal metrics

Triggered — Contract was impaired and removed from cell before maturity

Wind — Predominately exposed to damage incurred by wind in the U.S., Japan and Europe

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual and annual financial statements.

CNR-QH-003-0400

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	City National Rochdale Select Strategies Fund

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer

Date: June 27, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Garrett R. D’Alessandro
Garrett R. D’Alessandro,
President and Chief Executive Officer
Date: June 27, 2019

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: June 27, 2019